7. Deferred Revenue (Details Narrative) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred revenue	$ 5,072,849	$ 3,106,608	$ 958,539
Royalty Advance [Member]
Deferred revenue		$ 2,000,000